provisions (Tables)	12 Months Ended
Dec. 31, 2017
provisions
Disclosure of other provisions

(millions)	Asset retirement obligation	Employee- related	Written put options	Other	Total
As at January 1, 2016	$377	$109	$46	$98	$630
Additions 1	15	113	17	54	199
Use	(9)	(141)	(54)	(41)	(245)
Reversal	—	(4)	—	(8)	(12)
Interest effect 2	(44)	—	1	—	(43)
Foreign exchange effects	—	—	(10)	—	(10)

As at December 31, 2016	339	77	—	103	519
Additions 1	13	39	71	58	181
Use	(6)	(75)	—	(40)	(121)
Reversal 3	(53)	(5)	(11)	(1)	(70)
Interest effect 2	58	—	2	—	60
Foreign exchange effects	—	—	1	—	1

As at December 31, 2017	$351	$36	$63	$120	$570

Current	$11	$76	$—	$37	$124
Non-current	328	1	—	66	395

As at December 31, 2016	$339	$77	$—	$103	$519

Current	$6	$35	$—	$37	$78
Non-current	345	1	63	83	492

As at December 31, 2017	$351	$36	$63	$120	$570

(1)	Employee-related additions are net of share-based compensation of $(7) (2016 — $4).
(2)

The difference of $47 (2016 — $(55)) between the interest effect in this table and the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.

(3)	The written put option reversal is an adjustment to the Voxpro Limited purchase price allocation disclosed in Note 18(b).